Investor A C and Institutional [Member] Expense Example, No Redemption - Investor A, C and Institutional - BLACKROCK LARGE CAP FOCUS GROWTH FUND, INC. - Investor C	May 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 170
Expense Example, No Redemption, 3 Years	547
Expense Example, No Redemption, 5 Years	950
Expense Example, No Redemption, 10 Years	$ 1,867